UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2004
                                               -----------------------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
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   Address:      227 West Monroe Street, Suite 4800
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                 Chicago, Illinois  60606
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Form 13F File Number: 28-6800
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark N. Lampert
         -------------------------------
Title:        President
         -------------------------------
Phone:        (312) 263-7777
         -------------------------------

Signature, Place and Date of Signing:

     /s/ Mark N. Lampert       San Francisco, California     11/15/04
   ------------------------    -------------------------   -------------
         [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

                              FORM 13F SUMMARY PAGE

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:               1
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Form 13F Information Table Entry Total:          21
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Form 13F Information Table Value Total:        92,470
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                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.       Form 13F File Number           Name
     1              28-6770                  BVF Partners L.P.
   ----       --------------------           --------------------

                                                     FORM 13F INFORMATION TABLE
                                                                                                                     (SEC USE ONLY)

                                                 Name of Reporting Manager: BVF Inc.

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      COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- ---------  -------- ------------------- ------------ ---------- -------------------------
                                                       VALUE      SHRS    SH/ PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)    PRN     PRN CALL  DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------- ---------------- ---------  -------- ---------  --- ---- ------------ ---------  -------- -------- -------
ACADIA PHARMACEUTICALS INC.        COMMON  004225108       6,847        877,800  Sh        Defined        1          877,800
ADVANCED MAGNETICS, INC.           COMMON  00753P103      20,935      1,499,633  Sh        Defined        1        1,499,633
AEOLUS PHARMACEUTICALS, INC.       COMMON  00765G109       1,216        800,000  Sh        Defined        1          800,000
ARQULE INC                         COMMON  04269E107      13,210      2,859,332  Sh        Defined        1        2,859,332
AUTOIMMUNE INC.                    COMMON  052776101       2,956      3,605,297  Sh        Defined        1        3,605,297
AVIGEN, INC.                       COMMON  053690103          45         12,000  Sh        Defined        1           12,000
CORTECH, INC.                      COMMON  22051J308       2,151        762,466  Sh        Defined        1          762,466
DOV PHARMACEUTICAL INC.            COMMON  259858108         694         40,500  Sh        Defined        1           40,500
DYNAVAX TECHNOLOGIES CORPORATION   COMMON  268158102         136         25,000  Sh        Defined        1           25,000
EPIMMUNE INC.                      COMMON  29425Y101         127         94,700  Sh        Defined        1           94,700
FLAMEL TECHNOLOGIES SP ADR         COMMON  338488109      17,405      1,186,401  Sh        Defined        1        1,186,401
GENAERA CORPORATION                COMMON  36867G100       1,738        444,561  Sh        Defined        1          444,561
ICORIA, INC.                       COMMON  451045108          38         78,700  Sh        Defined        1           78,700
IMMUNOGEN, INC.                    COMMON  45253H101       1,240        245,523  Sh        Defined        1          245,523
INSMED INCORPORATED                COMMON  457669208       3,299      1,963,766  Sh        Defined        1        1,963,766
KOSAN BIOSCIENCES INC.             COMMON  50064W107       5,102        885,821  Sh        Defined        1          885,821
NEUROBIOLOGICAL TECHNOLOGIES, INC. COMMON  64124W106       4,533      1,295,133  Sh        Defined        1        1,295,133
NEUROGEN CORPORATION               COMMON  64124E106       8,546      1,322,976  Sh        Defined        1        1,322,976
PALATIN TECHNOLOGIES INC.          COMMON  696077304         120         41,077  Sh        Defined        1           41,077
REPLIGEN CORPORATION               COMMON  759916109          22         12,000  Sh        Defined        1           12,000
ZONAGEN, INC.                      COMMON  98975L108       2,110        582,743  Sh        Defined        1          582,743
                                                         -------     ----------                                   ----------
                                                          92,470     18,635,429                                   18,635,429
                                                         =======     ==========                                   ==========


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